FAIR VALUE MEASUREMENTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	$ 88,654,397	$ 91,872,418
Proceeds from Trust Account	0	600,000
Cash [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	430	234
U.S. Treasury Securities [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Investments held in Trust Account	$ 88,653,967	$ 91,872,184